Loans Receivable, Net	6 Months Ended
Jun. 30, 2026
Loans Receivable, Net [Abstract]
Loans Receivable, Net

11. Loans Receivable, Net

As of June 30, 2026 and December 31, 2025, loans receivable, net consisted of the following balances:

	As of
	June 30, 2026	December 31, 2025
	(Unaudited)	(Audited)
Loans receivable	$5,597,175	$5,539,546
Less: allowance for expected credit losses	(93,473)	(90,849)
Loans receivable, net	$5,503,702	$5,448,697
(1)	On April 9, 2025, AsiaStrategy entered into a loan agreement with Leisure Stream Ltd, which is an independent third party, for a principal amount of $500,000. The loan was unsecured and had a term of one year and bore an annual interest rate of 8%. Subsequently on April 9, 2026, the loan term was extended by six months to October 8, 2026.

(2)	On April 14, 2025 and April 15, 2025, AsiaStrategy entered into two loan agreements with Power Partner Capital Limited, which is an independent third party for an aggregate principal amount of $1,000,000. These loans each were unsecured and had a term of one year and bore interest at an annual rate of 8%. Subsequently on April 14, 2026, the loan term was extended by six months to October 14, 2026. The loan has been repaid in full as of the date of this Form 6-K.

(3)	On December 19, 2025, AsiaStrategy entered into a loan agreement with Top Pride International Ltd. (“Top Pride”) to provide an unsecured revolving loan facility with a maximum principal amount of HK$35,000,000 ($4,463,147) to support Top Pride’s daily operations. The loans are interest-free, unsecured and have a 12-month term commencing on December 19, 2025 and maturing on December 18, 2026. As of June 30, 2026 and December 31, 2025, AsiaStrategy had advanced loans to Top Pride totaling $4,097,175 and $4,039,546, respectively. Top Pride was a related party of the Company until October 29, 2024, as it was controlled by Mr. Sit Hon, who served as the former controlling shareholder and director of Top Win Hong Kong until that date. Top Pride ceased to be a related party of the Company thereafter.

The movement of allowance for expected credit losses is as follow:

	As of
	June 30, 2026	December 31, 2025
	(Unaudited)	(Audited)
Balance at beginning of the period/year	$90,849	$—
Provision of expected credit losses	3,312	90,705
Exchange rate differences	(688)	144
Balance at end of the period/year	$93,473	$90,849